Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Number of Securities
Total | security	1,468	806
Less than 12 Months | security	873	781
12 Months or Greater | security	595	25
Fair Value
Total	$ 44,315.9	$ 26,867.3
Less than 12 Months	28,119.4	25,840.8
12 Month or Greater	16,196.5	1,026.5
Gross Unrealized Losses
Total	3,551.5	316.0
Less than 12 Months	1,505.0	281.6
12 Months or Greater	$ 2,046.5	$ 34.4
U.S. government obligations
Number of Securities
Total | security	160	92
Less than 12 Months | security	90	85
12 Months or Greater | security	70	7
Fair Value
Total	$ 24,802.5	$ 14,745.8
Less than 12 Months	17,327.2	13,790.8
12 Month or Greater	7,475.3	955.0
Gross Unrealized Losses
Total	1,604.7	190.8
Less than 12 Months	699.2	158.5
12 Months or Greater	$ 905.5	$ 32.3
State and local government obligations
Number of Securities
Total | security	348	127
Less than 12 Months | security	239	122
12 Months or Greater | security	109	5
Fair Value
Total	$ 1,948.8	$ 954.2
Less than 12 Months	1,124.2	927.3
12 Month or Greater	824.6	26.9
Gross Unrealized Losses
Total	202.9	14.0
Less than 12 Months	76.8	13.1
12 Months or Greater	$ 126.1	$ 0.9
Foreign government obligations
Number of Securities
Total | security	1
Less than 12 Months | security	0
12 Months or Greater | security	1
Fair Value
Total	$ 15.5
Less than 12 Months	0.0
12 Month or Greater	15.5
Gross Unrealized Losses
Total	1.3
Less than 12 Months	0.0
12 Months or Greater	$ 1.3
Corporate debt securities
Number of Securities
Total | security	422	220
Less than 12 Months | security	285	219
12 Months or Greater | security	137	1
Fair Value
Total	$ 8,449.6	$ 3,496.6
Less than 12 Months	5,717.6	3,491.7
12 Month or Greater	2,732.0	4.9
Gross Unrealized Losses
Total	676.1	33.4
Less than 12 Months	426.1	33.3
12 Months or Greater	$ 250.0	$ 0.1
Residential mortgage-backed securities
Number of Securities
Total | security	45	20
Less than 12 Months | security	27	14
12 Months or Greater | security	18	6
Fair Value
Total	$ 151.0	$ 138.6
Less than 12 Months	65.1	135.4
12 Month or Greater	85.9	3.2
Gross Unrealized Losses
Total	17.5	0.6
Less than 12 Months	6.8	0.5
12 Months or Greater	$ 10.7	$ 0.1
Commercial mortgage-backed securities
Number of Securities
Total | security	226	168
Less than 12 Months | security	99	165
12 Months or Greater | security	127	3
Fair Value
Total	$ 4,651.1	$ 4,315.4
Less than 12 Months	1,702.0	4,295.0
12 Month or Greater	2,949.1	20.4
Gross Unrealized Losses
Total	784.0	64.3
Less than 12 Months	192.1	63.9
12 Months or Greater	$ 591.9	$ 0.4
Other asset-backed securities
Number of Securities
Total | security	262	178
Less than 12 Months | security	130	176
12 Months or Greater | security	132	2
Fair Value
Total	$ 4,247.8	$ 3,204.7
Less than 12 Months	2,144.8	3,200.6
12 Month or Greater	2,103.0	4.1
Gross Unrealized Losses
Total	260.5	12.4
Less than 12 Months	100.9	12.3
12 Months or Greater	$ 159.6	$ 0.1
Redeemable preferred stocks
Number of Securities
Total | security	4	1
Less than 12 Months | security	3	0
12 Months or Greater | security	1	1
Fair Value
Total	$ 49.6	$ 12.0
Less than 12 Months	38.5	0.0
12 Month or Greater	11.1	12.0
Gross Unrealized Losses
Total	4.5	0.5
Less than 12 Months	3.1	0.0
12 Months or Greater	$ 1.4	$ 0.5